Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2017
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

	Date of incorporation	Place of incorporation	Percentage of direct or Indirect economic interest	Principal Activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd. (“RQN”)	August 21, 2017	PRC	100%	Platform Business
VIE of the Company:
Beijing Rongdiandian Information Technology Co., Ltd. (“RDD”)	March 3, 2017	PRC	100%	Platform Business

Predecessor
Nature of operations and reorganization
Schedule of total cost and expenses allocated from RONG360

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cost of revenues	6,112	7,930	8,081	1,242
Sales and marketing expenses	16,785	23,785	25,049	3,850
Research and development expenses	11,161	18,175	29,940	4,602
General and administrative expenses	19,604	15,386	11,882	1,826

Total	53,662	65,276	74,952	11,520

RONG360 Inc.
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

	Date of incorporation	Place of incorporation	Percentage of direct or Indirect economic interest	Principal Activities
Parent:
RONG360 Inc.	February 21, 2012	The Cayman Islands		Investment holding
Wholly owned subsidiaries of RONG360:
RONG360 (Hong Kong) Limited (“RONG360 HK”)	February 29, 2012	Hong Kong	100%	Investment holding
Beijing Ronglian Shiji Information Technology Co. Limited (“RLSJ”)	June 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
Tianjin Rongshiji Information Technology Co. Limited	September 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
VIE of RONG360:
Beijing Rongshiji Information Technology Co. Limited (“RSJ”)	November 10, 2011	PRC	100%	Platform Business and technology-enabled online lending business

RONG360 Inc. | Predecessor
Nature of operations and reorganization
Schedule of financial information of RONG360's VIE directly attributable to the Predecessor Operations

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalent	—	826	127
Accounts receivable, net (including amounts billed through RONG360 of RMB8,075 and RMB15,356 as of December 31, 2016 and 2017, respectively)	8,075	17,966	2,761
Amount due from the subsidiaries of the Group*	—	90,510	13,911
Prepayments and other current assets	6,830	154	24
Property and equipment, net	3,970	8,206	1,261

Total assets	18,875	117,662	18,084

Accounts payable	11,292	—	—
Advances from customers	4,051	491	75
Tax payable	87	305	47
Amount due to the subsidiaries of the Group*	124,215	—	—
Accrued expenses and other current liabilities	2,305	2,266	348

Total liabilities	141,950	3,062	470

* The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Total revenue	46,362	30,054	408,445	62,777
Net (loss)/income	(5,770)	(43,866)	231,781	35,624

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	2,133	(39,240)	35,002	5,380
Net cash used in investing activities	(3,700)	(2,266)	(7,076)	(1,088)
Net cash provided by/(used in) financing activities	1,567	41,506	(27,100)	(4,165)

Net increase in cash and cash equivalents	—	—	826	127
Cash and cash equivalents at beginning of the year	—	—	—	—

Cash and cash equivalents at end of the year	—	—	826	127